SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
Materials and production expenses	$ 506	$ 623	$ 61
Other manufacturing costs	36	46	36
Costs and expenses	542	669	97
Royalties to the Government of Israel	53	48	12
Cost of revenues (Note 10)	$ 595	$ 717	$ 109